Shareholder Report, Line Graph (Details) - USD ($)	Dec. 30, 2022	Jun. 30, 2024	Jun. 30, 2023
C000239886
Account Value [Line Items]
Line Graph and Table Measure Name	Altegris/Crabel Multi-Strategy Fund
Account Value	$ 9,425	$ 10,072	$ 9,387
C000239887
Account Value [Line Items]
Line Graph and Table Measure Name	Altegris/Crabel Multi-Strategy Fund
Account Value	$ 100,000	106,966	99,800
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,000	10,237	10,143
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 100,000	102,368	101,431
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 10,000	10,783	10,227
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 100,000	$ 107,825	$ 102,269